Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity (Deficit):
Preferred stock par value	$ 0.001
Preferred stock shares authorized	15,000,000
Preferred stock shares issued	2,727,303
Preferred stock shares outstanding	2,727,303
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	350,000,000	140,000,000	140,000,000
Common stock shares issued	146,016,834	111,438,236	66,600,367
Common stock shares outstanding	146,016,834	111,438,236	66,600,367
Series A Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock par value		$ 0.001	$ 0.001
Preferred stock shares authorized		15,000,000	15,000,000
Preferred stock shares issued	33	116	136
Preferred stock shares outstanding	33	116	136
Series B Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock par value		$ 0.001	$ 0.001
Preferred stock shares authorized		15,000,000	15,000,000
Preferred stock shares issued	2,727,270	3,636,360	0
Preferred stock shares outstanding	2,727,270	3,636,360	0